Supplemental Financial Information (Property, Plant and Equipment, Net) (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Property, Plant and Equipment [Abstract]
Land	$ 189	$ 189
Construction in progress	85	67
Buildings and leasehold improvements	1,078	1,016
Machinery and equipment	3,544	3,257
Total property, plant and equipment	4,896	4,529
Accumulated depreciation and amortization	(2,331)	(1,894)
Total property, plant and equipment, net	2,565	2,635
Depreciation expense	569	515	$ 451
Capital expenditures incurred but not yet paid	$ 35	$ 22